PROPERTY, PLANT AND EQUIPMENT (Details Textual)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment	¥ 0		¥ (70,000)		¥ 0	$ 0
Losses on disposals of property, plant and equipment		$ 0		$ 0	6,246,000
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 75,907,000		33,653,000		¥ 209,919,000
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40	40
Property Plant And Equipment, At Cost	¥ 2,913,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment's	1,226,000		1,226,000
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 1,687,000		¥ 1,687,000